Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	$ 572,609	$ 21,496
Restricted cash	39,900	19,700
Total financial asset	612,509
Warrant liability	2,461
Total financial liability	2,461
Total		41,196
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	572,609	21,496
Restricted cash	39,900	19,700
Total financial asset	612,509
Warrant liability
Total financial liability
Total		41,196
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Total financial asset
Warrant liability
Total financial liability
Total
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Total financial asset
Warrant liability	2,461
Total financial liability	$ 2,461
Total